The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands)

		Moody's
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - 135.05% (c) (e)
AEROSPACE & DEFENSE - 3.41%
400	Spirit AeroSystems, Inc., Senior Notes, 9.75%, 11/15/2030 (f)	B3	$448
515	Transdigm, Inc., Senior Notes, 7.5%, 03/15/2027	B3	515
565	Transdigm, Inc., Senior Notes, 5.5%, 11/15/2027	B3	552
745	Transdigm, Inc., Senior Notes, 6.75%, 08/15/2028 (f)	Ba3	754
1,800	Transdigm, Inc., Senior Notes, 6.875%, 12/15/2030 (f)	Ba3	1,834
935	Transdigm, Inc., Senior Notes, 7.125%, 12/01/2031 (f)	Ba3	964
495	Transdigm, Inc., Senior Notes, 6.375%, 03/01/2029 (f)	Ba3	496
990	Transdigm, Inc., Senior Notes, 6.625%, 03/01/2032 (c)(f)	Ba3	999
			6,562

AIRLINES - 0.89%
1,015	American Airlines, Inc., Senior Notes, 5.75%, 04/20/2029 (f)	Ba1	996
760	United Airlines, Inc., Senior Notes, 4.625%, 04/15/2029 (f)	Ba1	706
			1,702

AUTOMOTIVE - 8.03%
800	Adient Global Holdings, Senior Notes, 8.25%, 04/15/2031 (f)	B2	842
270	Benteler International AG, Senior Notes, 10.5%, 05/15/2028 (f)	Ba3	291
1,300	Clarios Global L.P., Senior Notes, 8.5%, 05/15/2027 (f)	B3	1,302
552	Dana Financing Luxembourg S.a.r.l., Senior Notes, 8.5%, 07/15/2031 (f)(EUR)	B1	655
1,470	Dana, Inc., Senior Notes, 5.625%, 06/15/2028	B1	1,430
70	Ford Motor Company, Senior Notes, 7.45%, 07/16/2031	Ba1	76
480	Ford Motor Company, Senior Notes, 9.625%, 04/22/2030	Ba1	562
655	Ford Motor Credit Company LLC, Senior Notes, 7.35%, 03/06/2030	Ba1	698
205	Global Auto Holdings Ltd., Senior Notes, 8.375%, 01/15/2029 (f)	B2	200
510	Global Auto Holdings Ltd., Senior Notes, 8.75%, 01/15/2032 (f)	B2	493
995	Goodyear Tire and Rubber Company, Senior Notes, 5.625%, 04/30/2033 (g)	B2	905
416	Goodyear Tire and Rubber Company, Senior Notes, 5.25%, 07/15/2031 (g)	B2	378
305	Jaguar Land Rover Automotive Plc, Senior Notes, 5.875%, 01/15/2028 (f)	Ba3	299
1,265	Metis Merger Sub, LLC, Senior Notes, 6.5%, 05/15/2029 (f)	Caa2	1,202
290	PHINIA, Inc., Senior Notes, 6.75%, 04/15/2029 (f)	Ba1	293
3,500	Rivian Holdings, LLC, Senior Notes, 11.4932%, 10/15/2026 (d)(f)(g)	NR	3,525
635	Tenneco, Inc., Senior Notes, 8%, 11/17/2028 (f)	B1	579
1,075	Wand NewCo 3, Inc., Senior Notes, 7.625%, 01/30/2032 (f)	B3	1,110
170	ZF North American Capital, Inc., Senior Notes, 6.875%, 04/14/2028 (f)	Ba1	175
415	ZF North American Capital, Inc., Senior Notes, 7.125%, 04/14/2030 (f)	Ba1	436
			15,451

BUILDING & REAL ESTATE - 1.37%
300	Brookfield Residential Properties, Senior Notes, 6.25%, 09/15/2027 (f)	B1	292
180	Castle UK Finco, Plc, Senior Notes, 7%, 05/15/2029 (f)(GBP)	B1	211
735	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes, 6.75%, 05/15/2028 (f)	Ba3	726
570	Howard Hughes Corporation, Senior Notes, 5.375%, 08/01/2028 (f)	Ba3	544
645	Howard Hughes Corporation, Senior Notes, 4.125%, 02/01/2029 (f)	Ba3	577
345	Howard Hughes Corporation, Senior Notes, 4.375%, 02/01/2031 (f)	Ba3	298
			2,648

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
BUILDING PRODUCTS - 2.46%
210	Advanced Drainage Systems, Inc., Senior Notes, 6.375%, 06/15/2030 (f)	Ba2	211
175	Beacon Roofing Supply, Inc., Senior Notes, 6.5%, 08/01/2030 (f)	Ba2	177
260	Builders FirstSource, Inc., Senior Notes, 6.375%, 06/15/2032 (f)	Ba2	263
410	Builders FirstSource, Inc., Senior Notes, 6.375%, 03/01/2034 (f)	Ba2	412
260	MITER Brands Acquisition Holdco, Inc., Senior Notes, 6.75%, 04/01/2032 (d)(f)	NR	261
625	New Enterprise Stone and Lime Company, Inc., Senior Notes, 5.25%, 07/15/2028 (f)	B1	597
395	Specialty Building Products Holdings, LLC, Senior Notes, 6.375%, 09/30/2026 (f)	B3	391
475	SRS Distribution, Inc., Senior Notes, 6%, 12/01/2029 (f)	Caa2	485
640	Summit Materials, LLC, Senior Notes, 6.5%, 03/15/2027 (f)	Ba3	639
1,020	Summit Materials, LLC, Senior Notes, 5.25%, 01/15/2029 (f)	Ba3	989
320	Summit Materials, LLC, Senior Notes, 7.25%, 01/15/2031 (f)	Ba3	332
			4,757

CABLE OPERATORS - 8.64%
414	Altice Financing S.A., Senior Notes, 5%, 01/15/2028 (f)	B3	341
795	Altice Financing S.A., Senior Notes, 5.75%, 08/15/2029 (f)	B3	632
2,340	Altice France Holding S.A., Senior Notes, 6%, 02/15/2028 (f)	Ca	655
1,620	Altice France Holding S.A., Senior Notes, 10.5%, 05/15/2027 (f)	Ca	608
995	C&W Senior Financing DAC, Senior Notes, 6.875%, 09/15/2027 (f)	B2	939
720	CCO Holdings, LLC, Senior Notes, 4.5%, 08/15/2030 (f)	B1	603
1,090	CCO Holdings, LLC, Senior Notes, 4.5%, 06/01/2033 (f)	B1	850
2,844	CCO Holdings, LLC, Senior Notes, 6.375%, 09/01/2029 (f)	B1	2,690
1,425	CCO Holdings, LLC, Senior Notes, 7.375%, 03/01/2031 (f)	B1	1,393
1,095	CSC Holdings, LLC, Senior Notes, 7.5%, 04/01/2028 (f)	Caa2	736
741	CSC Holdings, LLC, Senior Notes, 6.5%, 02/01/2029 (f)	B2	628
275	CSC Holdings, LLC, Senior Notes, 11.25%, 05/15/2028 (f)	B2	272
1,385	CSC Holdings, LLC, Senior Notes, 11.75%, 01/31/2029 (f)	B2	1,387
560	DIRECTV Financing, LLC, Senior Notes, 5.875%, 08/15/2027 (f)	Ba3	528
720	Dish DBS Corporation, Senior Notes, 7.75%, 07/01/2026	Caa3	479
450	Dish DBS Corporation, Senior Notes, 7.375%, 07/01/2028	Caa3	214
690	Dish DBS Corporation, Senior Notes, 5.25%, 12/01/2026 (f)	Caa1	543
147	Dish DBS Corporation, Senior Notes, 5.75%, 12/01/2028 (f)(g)	Caa1	101
630	GCI, LLC, Senior Notes, 4.75%, 10/15/2028 (f)	B3	575
202	LCPR Senior Secured Financing DAC, Senior Notes, 6.75%, 10/15/2027 (f)	B2	189
172	Midcontinent Communications, Senior Notes, 5.375%, 08/15/2027 (f)	B3	163
570	Radiate Holdco, LLC, Senior Notes, 6.5%, 09/15/2028 (f)	Ca	262
2,190	VMed O2 UK Financing I, Plc, Senior Notes, 4.75%, 07/15/2031 (f)	Ba3	1,878
			16,666

CHEMICALS - 3.81%
1,046	Avient Corporation, Senior Notes, 7.125%, 08/01/2030 (f)	Ba3	1,072
310	Axalta Coating Systems Dutch Holding B B.V., Senior Notes, 7.25%, 02/15/2031 (f)	Ba3	321
260	Celanese U.S. Holdings, LLC, Senior Notes, 6.55%, 11/15/2030	Baa3	273
950	Celanese U.S. Holdings, LLC, Senior Notes, 6.7%, 11/15/2033	Baa3	1,010
111	Compass Minerals International, Inc., Senior Notes, 6.75%, 12/01/2027 (f)	B1	107
870	CVR Partners, L.P., Senior Notes, 6.125%, 06/15/2028 (f)	B1	833
847	GPD Companies, Inc., Senior Notes, 10.125%, 04/01/2026 (f)	Caa1	790
280	Methanex Corporation, Senior Notes, 5.25%, 12/15/2029	Ba1	267
480	Methanex Corporation, Senior Notes, 5.125%, 10/15/2027	Ba1	464
648	PMHC II, Inc., Senior Notes, 9%, 02/15/2030 (f)	Caa2	597
715	W.R. Grace Holdings, LLC, Senior Notes, 5.625%, 08/15/2029 (f)	B3	639
920	Windsor Holdings III, LLC, Senior Notes, 8.5%, 06/15/2030 (f)	B2	960
			7,333

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody's
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
CONSUMER PRODUCTS - 0.71%
574	Life Time, Inc., Senior Notes, 5.75%, 01/15/2026 (f)	B1	570
671	Life Time, Inc., Senior Notes, 8%, 04/15/2026 (f)	Caa1	679
149	Wolverine World Wide, Inc., Senior Notes, 4%, 08/15/2029 (f)	Caa2	119
			1,368

CONTAINER - 1.96%
905	Ball Corporation, Senior Notes, 6.875%, 03/15/2028	Ba1	928
1,070	Ball Corporation, Senior Notes, 6%, 06/15/2029	Ba1	1,079
430	Clydesdale Acquisition Holdings, Inc., Senior Notes, 8.75%, 04/15/2030 (f)	Caa2	422
260	Sealed Air Corporation, Senior Notes, 6.875%, 07/15/2033 (f)	Ba2	270
250	Sealed Air Corporation, Senior Notes, 5%, 04/15/2029 (f)	Ba2	240
295	Sealed Air Corporation, Senior Notes, 6.125%, 02/01/2028 (f)	Ba2	296
360	Sealed Air Corporation, Senior Notes, 7.25%, 02/15/2031 (f)	Ba2	374
180	Trident TPI Holdings, Inc., Senior Notes, 12.75%, 12/31/2028 (f)	Caa2	192
			3,801

ENERGY - 19.95%
1,335	Aethon United BR, L.P., Senior Notes, 8.25%, 02/15/2026 (f)	B3	1,345
345	Amerigas Partners, L.P., Senior Notes, 9.375%, 06/01/2028 (f)	B1	355
125	Antero Resources Corporation, Senior Notes, 7.625%, 02/01/2029 (f)	Ba2	128
270	Archrock Partners, L.P., Senior Notes, 6.875%, 04/01/2027 (f)	B2	271
1,175	Chesapeake Energy Corporation, Senior Notes, 6.75%, 04/15/2029 (f)	Ba2	1,184
270	Civitas Resources, Inc., Senior Notes, 8.375%, 07/01/2028 (f)	B1	284
400	Civitas Resources, Inc., Senior Notes, 8.75%, 07/01/2031 (f)	B1	428
305	Civitas Resources, Inc., Senior Notes, 8.625%, 11/01/2030 (f)	B1	327
1,015	Comstock Resources, Inc., Senior Notes, 6.75%, 03/01/2029 (f)	B3	968
530	Comstock Resources, Inc., Senior Notes, 5.875%, 01/15/2030 (f)	B3	478
1,060	Crescent Energy Finance, Senior Notes, 9.25%, 02/15/2028 (f)	B1	1,117
620	Crescent Energy Finance, Senior Notes, 7.625%, 04/01/2032 (f)	B1	625
525	Crestwood Midstream Partners, L.P., Senior Notes, 7.375%, 02/01/2031 (f)	Baa3	549
540	Diamond Foreign Asset Company, Senior Notes, 8.5%, 10/01/2030 (f)	B3	567
598	Endeavor Energy Resources, L.P., Senior Notes, 5.75%, 01/30/2028 (f)	Ba2	602
189	Ferrellgas, L.P., Senior Notes, 5.375%, 04/01/2026 (f)	B2	185
650	Ferrellgas, L.P., Senior Notes, 5.875%, 04/01/2029 (f)	B2	619
440	Gulfport Energy Corporation, Senior Notes, 8%, 05/17/2026 (f)	B3	447
305	Hilcorp Energy, L.P., Senior Notes, 5.75%, 02/01/2029 (f)	Ba2	297
385	Hilcorp Energy, L.P., Senior Notes, 6%, 02/01/2031 (f)	Ba2	373
240	Hilcorp Energy, L.P., Senior Notes, 6%, 04/15/2030 (f)	Ba2	234
429	Hilcorp Energy, L.P., Senior Notes, 6.25%, 04/15/2032 (f)	Ba2	420
860	Hilcorp Energy, L.P., Senior Notes, 8.375%, 11/01/2033 (f)	Ba2	929
1,420	Kinetik Holdings, L.P., Senior Notes, 5.875%, 06/15/2030 (f)	Ba1	1,388
1,036	Kinetik Holdings, L.P., Senior Notes, 6.625%, 12/15/2028 (f)	Ba1	1,050
1,505	Magnolia Oil & Gas Operating, LLC, Senior Notes, 6%, 08/01/2026 (f)	B1	1,475
385	Matador Resources Company, Senior Notes, 6.5%, 04/15/2032 (f)	B1	386
305	NGL Energy Operating, LLC, Senior Notes, 8.125%, 02/15/2029 (f)	B2	312
925	NGL Energy Operating, LLC, Senior Notes, 8.375%, 02/15/2032 (f)	B2	948

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
420	Northriver Midstream Finance L.P., Senior Notes, 5.625%, 02/15/2026 (f)	Ba3	414
1,190	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/2026	Ba3	1,181
100	Occidental Petroleum Corporation, Senior Notes, 6.45%, 09/15/2036	Baa3	107
790	Occidental Petroleum Corporation, Senior Notes, 7.95%, 06/15/2039	Baa3	923
755	Occidental Petroleum Corporation, Senior Notes, 6.2%, 03/15/2040	Baa3	773
500	Permian Resources Operating, LLC, Senior Notes, 9.875%, 07/15/2031 (f)	B1	556
500	Permian Resources Operating, LLC, Senior Notes, 7%, 01/15/2032 (f)	B1	518
620	Prairie Acquiror, L.P., Senior Notes, 9%, 08/01/2029 (f)	B3	639
215	Range Resources Corporation, Senior Notes, 8.25%, 01/15/2029	Ba3	224
270	Range Resources Corporation, Senior Notes, 4.75%, 02/15/2030 (f)	Ba3	252
315	Rockcliff Energy II, LLC, Senior Notes, 5.5%, 10/15/2029 (f)	B3	294
1,070	Seadrill Finance Ltd., Senior Notes, 8.375%, 08/01/2030 (f)	B2	1,113
680	Silverbow Resources, Inc., Senior Notes, 13.07927%, 12/15/2028 (d)(f)	NR	665
320	Solaris Midstream Holdings, LLC, Senior Notes, 7.625%, 04/01/2026 (f)	B3	322
1,515	Southwestern Energy Company, Senior Notes, 4.75%, 02/01/2032	Ba2	1,392
405	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/2027 (f)	B1	398
1,170	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 12/31/2030 (f)	B1	1,109
635	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 09/01/2031 (f)	B1	592
555	Tallgrass Energy Partners, L.P., Senior Notes, 7.375%, 02/15/2029 (f)	B1	556
285	Transocean Aquila Ltd, Senior Notes, 8%, 09/30/2028 (f)	B2	291
730	Transocean, Inc., Senior Notes, 6.8%, 03/15/2038	Caa3	613
406	Transocean, Inc., Senior Notes, 11.5%, 01/30/2027 (f)	Caa1	423
809	Transocean, Inc., Senior Notes, 8.75%, 02/15/2030 (f)	B2	841
405	Valaris Ltd, Senior Notes, 8.375%, 04/30/2030 (f)	B1	415
1,380	Venture Global Calcasieu Pass, LLC, Senior Notes, 6.25%, 01/15/2030 (f)	Ba2	1,383
665	Venture Global LNG, Inc., Senior Notes, 8.125%, 06/01/2028 (f)	B1	678
2,130	Venture Global LNG, Inc., Senior Notes, 8.375%, 06/01/2031 (f)	B1	2,190
655	Venture Global LNG, Inc., Senior Notes, 9.5%, 02/01/2029 (f)	B1	706
585	Vermilion Energy, Inc., Senior Notes, 6.875%, 05/01/2030 (f)	B3	569
			38,428

ENTERTAINMENT & LEISURE - 7.65%
1,935	Carnival Corporation, Senior Notes, 7.625%, 03/01/2026 (f)	B3	1,953
45	Carnival Corporation, Senior Notes, 6%, 05/01/2029 (f)	B3	44
1,275	Carnival Corporation, Senior Notes, 10.5%, 06/01/2030 (f)	B3	1,395
360	Carnival Corporation, Senior Notes, 7%, 08/15/2029 (f)	Ba2	376
910	CDI Escrow Issuer, Inc., Senior Notes, 5.75%, 04/01/2030 (f)	B1	878
531	Cedar Fair, L.P., Senior Notes, 5.25%, 07/15/2029	B3	502
585	Cinemark USA, Inc., Senior Notes, 5.25%, 07/15/2028 (f)(g)	B2	553
625	Live Nation Entertainment, Inc., Senior Notes, 4.75%, 10/15/2027 (f)	B2	595
260	Merlin Entertainments Group U.S. Holdings, Inc., Senior Notes, 7.375%, 02/15/2031 (f)	B2	261
370	Motion Finco, S.a.r.l., Senior Notes, 7.375%, 06/15/2030 (f)(EUR)	B2	416
730	NCL Corporation Ltd., Senior Notes, 5.875%, 03/15/2026 (f)	Caa1	719
340	NCL Corporation Ltd., Senior Notes, 5.875%, 02/15/2027 (f)	B1	335
835	NCL Corporation Ltd., Senior Notes, 7.75%, 02/15/2029 (f)	Caa1	864
245	NCL Corporation Ltd., Senior Notes, 8.125%, 01/15/2029 (f)	B1	258
215	NCL Finance Ltd., Senior Notes, 6.125%, 03/15/2028 (f)	Caa1	212
480	Royal Caribbean Cruises Ltd., Senior Notes, 5.5%, 04/01/2028 (f)	Ba2	473
555	Royal Caribbean Cruises Ltd., Senior Notes, 5.375%, 07/15/2027 (f)	Ba2	545
620	Royal Caribbean Cruises Ltd., Senior Notes, 9.25%, 01/15/2029 (f)	Ba1	663
520	Royal Caribbean Cruises Ltd., Senior Notes, 8.25%, 01/15/2029 (f)	Baa2	551
375	Royal Caribbean Cruises Ltd., Senior Notes, 6.25%, 03/15/2032 (f)	Ba2	378
960	Seaworld Parks & Entertainment, Inc., Senior Notes, 5.25%, 08/15/2029 (f)	B2	898
730	Six Flags Entertainment, Inc., Senior Notes, 5.5%, 04/15/2027 (f)	B3	714
1,110	Six Flags Entertainment, Inc., Senior Notes, 7.25%, 05/15/2031 (f)	B3	1,127
			14,710

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
FINANCIAL - 14.63%
725	Acrisure, LLC, Senior Notes, 10.125%, 08/01/2026 (f)	Caa2	750
460	Acrisure, LLC, Senior Notes, 8.25%, 02/01/2029 (f)	Caa2	461
1,135	Alliant Holdings, Senior Notes, 6.75%, 10/15/2027 (f)	Caa2	1,114
315	Alliant Holdings, Senior Notes, 5.875%, 11/01/2029 (f)	Caa2	292
1,110	Alliant Holdings, Senior Notes, 7%, 01/15/2031 (f)	B2	1,120
295	AmWins Group, Inc., Senior Notes, 4.875%, 06/30/2029 (f)	B3	274
275	AmWins Group, Inc., Senior Notes, 6.375%, 02/15/2029 (f)	Ba3	276
660	Apollo Commercial Real Estate Finance, Inc., Senior Notes, 4.625%, 06/15/2029 (f)	Ba3	554
702	AssuredPartners, Inc., Senior Notes, 7.5%, 02/15/2032 (f)	Caa2	690
475	Cobra Acquisition Company, LLC, Senior Notes, 6.375%, 11/01/2029 (f)	B2	400
724	Enact Holdings, Inc., Senior Notes, 6.5%, 08/15/2025 (f)	Baa3	724
1,225	GTCR AP Finance, Inc., Senior Notes, 8%, 05/15/2027 (f)	Caa2	1,225
790	HUB International Ltd., Senior Notes, 5.625%, 12/01/2029 (f)	Caa2	740
1,585	HUB International Ltd., Senior Notes, 7.25%, 06/15/2030 (f)	B2	1,625
2,075	HUB International Ltd., Senior Notes, 7.375%, 01/31/2032 (f)	Caa2	2,082
460	Icahn Enterprises, L.P., Senior Notes, 6.25%, 05/15/2026	Ba3	451
490	Jane Street Group, LLC, Senior Notes, 4.5%, 11/15/2029 (f)	Ba2	453
785	Jones Deslauriers Insurance Management, Inc., Senior Notes, 8.5%, 03/15/2030 (f)	B2	818
950	Midcap Financial Issuer Trust, Senior Notes, 6.5%, 05/01/2028 (f)	B1	872
480	Midcap Financial Issuer Trust, Senior Notes, 5.625%, 01/15/2030 (f)	B1	409
197	Navient Corporation, Senior Notes, 6.75%, 06/15/2026	Ba3	198
295	Navient Corporation, Senior Notes, 5%, 03/15/2027	Ba3	282
685	Navient Corporation, Senior Notes, 4.875%, 03/15/2028	Ba3	635
630	Navient Corporation, Senior Notes, 5.5%, 03/15/2029	Ba3	584
1,495	Navient Corporation, Senior Notes, 9.375%, 07/25/2030	Ba3	1,592
650	Navient Corporation, Senior Notes, 11.5%, 03/15/2031	Ba3	720
247	Navient Corporation, Senior Notes, 5.625%, 08/01/2033	Ba3	203
325	OneMain Finance Corporation, Senior Notes, 3.5%, 01/15/2027	Ba2	301
485	OneMain Finance Corporation, Senior Notes, 7.875%, 03/15/2030	Ba2	500
1,550	OneMain Finance Corporation, Senior Notes, 9%, 01/15/2029	Ba2	1,645
610	OneMain Finance Corporation, Senior Notes, 6.625%, 01/15/2028	Ba2	612
305	OneMain Finance Corporation, Senior Notes, 5.375%, 11/15/2029	Ba2	286
1,385	Panther Escrow Issuer, LLC, Senior Notes, 7.125%, 06/01/2031 (f)	B2	1,404
840	PennyMac Financial Services, Inc., Senior Notes, 4.25%, 02/15/2029 (f)	Ba3	762
617	PennyMac Financial Services, Inc., Senior Notes, 7.875%, 12/15/2029 (f)	Ba3	632
790	Prog Holdings, Inc., Senior Notes, 6%, 11/15/2029 (f)	B1	734
235	Ryan Specialty Group, Senior Notes, 4.375%, 02/01/2030 (f)	B1	219
188	SLM Corporation, Senior Notes, 4.2%, 10/29/2025	Ba1	183
465	Starwood Property Trust, Senior Notes, 4.375%, 01/15/2027 (f)	Ba3	437
320	United Wholesale Mortgage, LLC, Senior Notes, 5.5%, 04/15/2029 (f)	Ba3	302
635	United Wholesale Mortgage, LLC, Senior Notes, 5.75%, 06/15/2027 (f)	Ba3	615
			28,176

FOOD - 1.45%
270	B&G Foods, Inc., Senior Notes, 8%, 09/15/2028 (f)	B1	281
610	BellRing Brands, Inc., Senior Notes, 7%, 03/15/2030 (f)	B2	628
555	Chobani, LLC, Senior Notes, 7.625%, 07/01/2029 (f)	Caa1	562
685	Darling Ingredients, Inc., Senior Notes, 6%, 06/15/2030 (f)	Ba2	677
325	Post Holdings, Inc., Senior Notes, 6.25%, 02/15/2032 (f)	Ba1	326
345	Triton Water Holdings, Inc., Senior Notes, 6.25%, 04/01/2029 (f)	Caa2	313
			2,787

FOREST PRODUCTS - 0.38%
450	Cascades, Inc., Senior Notes, 5.375%, 01/15/2028 (f)	Ba3	431
355	Graphic Packaging International, LLC, Senior Notes, 3.75%, 02/01/2030 (f)	Ba2	316
			747

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
GAMING - 5.79%
545	Caesars Entertainment, Inc., Senior Notes, 7%, 02/15/2030 (f)	Ba3	559
380	Caesars Entertainment, Inc., Senior Notes, 6.5%, 02/15/2032 (f)	Ba3	384
2,065	Caesars Entertainment, Inc., Senior Notes, 8.125%, 07/01/2027 (f)	B3	2,110
580	Churchill Downs, Inc., Senior Notes, 6.75%, 05/01/2031 (f)	B1	582
275	Cirsa Finance International, S.a.r.l., Senior Notes, 4.5%, 03/15/2027 (f)(EUR)	B2	290
89	Cirsa Finance International, S.a.r.l., Senior Notes, 10.375%, 11/30/2027 (EUR)	B2	104
125	Cirsa Finance International, S.a.r.l., , 6.5%, 03/15/2029 (f)(EUR)	B2	138
1,170	International Game Technology Plc, Senior Notes, 6.25%, 01/15/2027 (f)	Ba1	1,174
375	International Game Technology Plc, Senior Notes, 5.25%, 01/15/2029 (f)	Ba1	361
260	Light & Wonder International, Inc., Senior Notes, 7.5%, 09/01/2031 (f)	B3	270
120	Lottomatica SpA, Senior Notes, 7.125%, 06/01/2028 (f)(EUR)	Ba3	136
435	MGM Growth Properties, LLC, Senior Notes, 5.75%, 02/01/2027 (d)	NR	433
500	Midwest Gaming Borrower, LLC, Senior Notes, 4.875%, 05/01/2029 (f)	B3	460
280	Ontario Gaming GTA L.P., Senior Notes, 8%, 08/01/2030 (f)	B3	288
475	Playtika Holding Corporation, Senior Notes, 4.25%, 03/15/2029 (f)	B2	412
565	SC Games Holdings, Senior Notes, 6.625%, 03/01/2030 (f)	Caa2	544
530	Scientific Games Inernational, Inc., Senior Notes, 7%, 05/15/2028 (f)	B3	533
1,390	Scientific Games Inernational, Inc., Senior Notes, 7.25%, 11/15/2029 (f)	B3	1,421
995	Wynn Macau Ltd., Senior Notes, 5.5%, 10/01/2027 (f)	B1	950
23	Wynn Resorts Finance, LLC, Senior Notes, 7.125%, 02/15/2031 (f)	B1	24
			11,173

HEALTHCARE - 10.58%
1,240	Athena Health Group, Inc., Senior Notes, 6.5%, 02/15/2030 (f)	Caa2	1,132
1,415	Avantor Funding, Inc., Senior Notes, 4.625%, 07/15/2028 (f)	B1	1,341
540	Bausch & Lomb Escrow Corporation, Senior Notes, 8.375%, 10/01/2028 (f)	B1	559
1,100	CHS/Community Health Systems, Inc., Senior Notes, 8%, 12/15/2027 (f)	Caa1	1,070
455	CHS/Community Health Systems, Inc., Senior Notes, 6%, 01/15/2029 (f)	Caa1	396
450	CHS/Community Health Systems, Inc., Senior Notes, 6.125%, 04/01/2030 (f)	Caa3	324
345	CHS/Community Health Systems, Inc., Senior Notes, 5.25%, 05/15/2030 (f)	Caa1	280
280	Iqvia, Inc., Senior Notes, 6.5%, 05/15/2030 (f)	Ba2	286
585	LifePoint Health, Inc., Senior Notes, 9.75%, 12/01/2026 (f)	Caa2	586
89	LifePoint Health, Inc., Senior Notes, 9.875%, 08/15/2030 (f)	B2	93
1,165	LifePoint Health, Inc., Senior Notes, 11%, 10/15/2030 (f)	B2	1,245
495	Medline Borrower, L.P., Senior Notes, 6.25%, 04/01/2029 (f)	B1	497
1,815	Medline Borrower, L.P., Senior Notes, 5.25%, 10/01/2029 (f)	Caa1	1,714
570	Molina Healthcare, Inc., Senior Notes, 4.375%, 06/15/2028 (f)	Ba2	536
515	MPT Operating Partnership, L.P., Senior Notes, 5%, 10/15/2027	Ba2	431
735	Organon & Company, Senior Notes, 5.125%, 04/30/2031 (f)	B1	650
1,050	Select Medical Corporation, Senior Notes, 6.25%, 08/15/2026 (f)	B3	1,051
514	STAR Parent, Inc., Senior Notes, 9%, 10/01/2030 (f)	B1	544
424	Tenet Healthcare Corporation, Senior Notes, 6.875%, 11/15/2031	B3	440
1,640	Tenet Healthcare Corporation, Senior Notes, 6.125%, 10/01/2028	B3	1,633
1,060	Tenet Healthcare Corporation, Senior Notes, 6.125%, 06/15/2030	B1	1,056
700	Tenet Healthcare Corporation, Senior Notes, 4.375%, 01/15/2030	B1	646
405	Tenet Healthcare Corporation, Senior Notes, 6.75%, 05/15/2031 (f)	B1	412
465	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 6.75%, 03/01/2028	Ba2	476
630	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 4.75%, 05/09/2027	Ba2	610
1,240	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 5.125%, 05/09/2029	Ba2	1,190
565	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 8.125%, 09/15/2031	Ba2	619
455	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 7.875%, 09/15/2029	Ba2	489
			20,306

INFORMATION TECHNOLOGY - 8.14%
340	Boxer Parent Company, Inc., Senior Notes, 7.125%, 10/02/2025 (f)	B2	340
560	Boxer Parent Company, Inc., Senior Notes, 9.125%, 03/01/2026 (f)	Caa1	560

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
810	Capstone Borrower, Inc., Senior Notes, 8%, 06/15/2030 (f)	B2	837
780	Central Parent, LLC, Senior Notes, 8%, 06/15/2029 (f)	B2	808
1,950	Central Parent/CDK Global, Inc., Senior Notes, 7.25%, 06/15/2029 (f)	B2	1,982
2,415	Cloud Software Group, Inc., Senior Notes, 9%, 09/30/2029 (f)	Caa2	2,305
1,060	Cloud Software Group, Inc., Senior Notes, 6.5%, 03/31/2029 (f)	B2	1,003
2,035	Entegris, Inc., Senior Notes, 5.95%, 06/15/2030 (f)	Ba2	2,012
805	General Digital, Inc., Senior Notes, 6.75%, 09/30/2027 (f)	B1	815
805	General Digital, Inc., Senior Notes, 7.125%, 09/30/2030 (f)	B1	827
275	Go Daddy, Inc., Senior Notes, 5.25%, 12/01/2027 (f)	Ba3	268
295	Match Group Holdings II, LLC, Senior Notes, 5%, 12/15/2027 (f)	Ba3	282
148	Match Group Holdings II, LLC, Senior Notes, 5.625%, 02/15/2029 (f)	Ba3	143
965	Match Group Holdings II, LLC, Senior Notes, 4.125%, 08/01/2030 (f)	Ba3	855
305	Match Group Holdings II, LLC, Senior Notes, 4.625%, 06/01/2028 (f)	Ba3	287
475	Match Group Holdings II, LLC, Senior Notes, 3.625%, 10/01/2031 (f)	Ba3	404
920	McAfee Corporation, Senior Notes, 7.375%, 02/15/2030 (f)	Caa2	846
475	Roblox Corporation, Senior Notes, 3.875%, 05/01/2030 (f)	Ba2	417
285	Twilio, Inc., Senior Notes, 3.625%, 03/15/2029	Ba3	255
510	Twilio, Inc., Senior Notes, 3.875%, 03/15/2031	Ba3	445
			15,691

LODGING - 0.83%
305	Hilton Domestic Operating Company, Inc., Senior Notes, 6.125%, 04/01/2032 (f)	Ba2	305
300	Park Intermediate Holdings, LLC, Senior Notes, 5.875%, 10/01/2028 (f)	B1	294
370	Park Intermediate Holdings, LLC, Senior Notes, 4.875%, 05/15/2029 (f)	B1	344
630	RHP Hotel Properties, L.P., Senior Notes, 4.5%, 02/15/2029 (f)	B1	587
75	RHP Hotel Properties, L.P., Senior Notes, 7.25%, 07/15/2028 (f)	B1	77
			1,607

MANUFACTURING - 1.90%
325	Hillenbrand, Inc., Senior Notes, 3.75%, 03/01/2031	Ba1	281
735	Madison IAQ, LLC, Senior Notes, 4.125%, 06/30/2028 (f)	B2	678
420	Madison IAQ, LLC, Senior Notes, 5.875%, 06/30/2029 (f)	Caa2	384
765	Mueller Water Products, Senior Notes, 4%, 06/15/2029 (f)	Ba1	690
735	Sensata Technologies, Inc., Senior Notes, 4%, 04/15/2029 (f)	Ba2	671
700	Sensata Technologies, Inc., Senior Notes, 5.875%, 09/01/2030 (f)	Ba2	683
270	Stevens Holding Company, Inc., Senior Notes, 6.125%, 10/01/2026 (d)(f)	NR	268
			3,655

MEDIA - 6.32%
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.75%, 04/15/2028 (f)	Caa3	942
540	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.5%, 06/01/2029 (f)	Caa3	446
1,340	Clear Channel Outdoor Holdings, Inc., Senior Notes, 9%, 09/15/2028 (f)	B2	1,392
440	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.875%, 04/01/2030 (f)	B2	438
1,130	CMG Media Corporation, Senior Notes, 8.875%, 12/15/2027 (f)	Caa3	751
755	Gray Escrow II, Inc., Senior Notes, 5.375%, 11/15/2031 (f)	Caa1	495
440	iHeart Communications, Inc., Senior Notes, 8.375%, 05/01/2027 (g)	Caa3	243
74	Lamar Media Corporation, Senior Notes, 4%, 02/15/2030	Ba3	67
681	Lamar Media Corporation, Senior Notes, 4.875%, 01/15/2029	Ba3	654
1,570	Midas Opco Holdings, LLC, Senior Notes, 5.625%, 08/15/2029 (f)	B2	1,421
805	Neptune Bidco US, Inc., Senior Notes, 9.29%, 04/15/2029 (f)	B2	760
200	Outfront Media Capital, LLC, Senior Notes, 7.375%, 02/15/2031 (f)	Ba1	209
987	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/2027 (f)	Ba3	948
740	Sirius XM Radio, Inc., Senior Notes, 4.125%, 07/01/2030 (f)	Ba3	646
1,285	Sirius XM Radio, Inc., Senior Notes, 4%, 07/15/2028 (f)	Ba3	1,173
284	Townsquare Media, Inc., Senior Notes, 6.875%, 02/01/2026 (f)	B2	277
590	Univision Communications, Inc., Senior Notes, 7.375%, 06/30/2030 (f)	B1	581
715	Univision Communications, Inc., Senior Notes, 8%, 08/15/2028 (f)	B1	728
			12,171

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
METALS & MINING - 2.97%
300	Arsenal AIC Parent, LLC, Senior Notes, 8%, 10/01/2030 (f)	Ba3	314
515	Arsenal AIC Parent, LLC, Senior Notes, 11.5%, 10/01/2031 (d)(f)	NR	574
300	ATI, Inc., Senior Notes, 5.125%, 10/01/2031	B1	278
210	ATI, Inc., Senior Notes, 7.25%, 08/15/2030	B1	217
708	Big River Steel, LLC, Senior Notes, 6.625%, 01/31/2029 (f)	Ba2	709
405	Ero Copper Corporation, Senior Notes, 6.5%, 02/15/2030 (f)	B1	384
445	FMG Resources, Senior Notes, 5.875%, 04/15/2030 (f)	Ba1	436
101	Graftech Global Enterprises, Inc., Senior Notes, 9.875%, 12/15/2028 (f)	B2	75
1,145	Hecla Mining Company, Senior Notes, 7.25%, 02/15/2028	B2	1,145
545	Hudbay Minerals, Inc., Senior Notes, 6.125%, 04/01/2029 (f)	B2	536
340	Mineral Resources Ltd., Senior Notes, 9.25%, 10/01/2028 (f)	Ba3	358
745	Novelis Corporation, Senior Notes, 4.75%, 01/30/2030 (f)	Ba3	687
			5,713

OTHER TELECOMMUNICATIONS - 0.49%
950	Iliad Holding SAS, Senior Notes, 6.5%, 10/15/2026 (f)	B2	937
475	Level 3 Financing, Inc., Senior Notes, 3.75%, 07/15/2029 (f)	Caa2	207
			1,144

REITS - 1.21%
915	Necessity Retail, Inc., Senior Notes, 4.5%, 09/30/2028 (d)(f)	NR	780
580	Service Properties Trust, Senior Notes, 7.5%, 09/15/2025	B1	587
920	Service Properties Trust, Senior Notes, 8.625%, 11/15/2031 (f)	B1	980
			2,347

RESTAURANTS - 0.79%
760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/2037	Ba3	825
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/2043	Ba3	688
			1,513

RETAIL - 1.46%
143	At Home Cayman, Inc., Senior Notes, 11.5%, 05/12/2028 (f)	Caa3	100
240	At Home Group, Inc., Senior Notes, 4.875%, 07/15/2028 (f)	Caa3	109
308	At Home Group, Inc., Senior Notes, 7.125%, 05/12/2028 (f)	Caa3	140
65	Bath & Body Works, Inc., Senior Notes, 6.694%, 01/15/2027	Ba2	66
350	Bath & Body Works, Inc., Senior Notes, 7.5%, 06/15/2029 (g)	Ba2	363
277	Bath & Body Works, Inc., Senior Notes, 9.375%, 07/01/2025 (f)	Ba2	288
1,005	Bath & Body Works, Inc., Senior Notes, 6.625%, 10/01/2030 (f)	Ba2	1,024
355	Bath & Body Works, Inc., Senior Notes, 6.95%, 03/01/2033	B1	352
405	Petsmart, Inc., Senior Notes, 7.75%, 02/15/2029 (f)	B3	394
			2,836

SATELLITES - 1.56%
1,365	Connect Finco SARL, Senior Notes, 6.75%, 10/01/2026 (f)	B1	1,338
287	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/2026	Caa3	168
445	Intelsat Jackson Holdings Ltd., Senior Notes, 6.5%, 03/15/2030 (f)	B2	414
475	Telesat Canada, Senior Notes, 6.5%, 10/15/2027 (f)	Caa3	190
650	Viasat, Inc., Senior Notes, 5.625%, 04/15/2027 (f)	Ba3	613
400	Viasat, Inc., Senior Notes, 7.5%, 05/30/2031 (f)	Caa1	290
			3,013

SERVICES - 9.17%
451	Adtalem Global Education, Inc., Senior Notes, 5.5%, 03/01/2028 (f)	Ba3	430
445	Advantage Sales & Marketing, Inc., Senior Notes, 6.5%, 11/15/2028 (f)	B2	418
635	Albion Financing 1 SARL, Senior Notes, 6.125%, 10/15/2026 (f)	B1	628
315	Albion Financing 2 SARL, Senior Notes, 8.75%, 04/15/2027 (f)	B3	315

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
CORPORATE DEBT SECURITIES - continued
1,600	Allied Universal Holdco, LLC, Senior Notes, 9.75%, 07/15/2027 (f)	Caa2	1,599
720	Allied Universal Holdco, LLC, Senior Notes, 6%, 06/01/2029 (f)(g)	Caa2	619
1,093	Allied Universal Holdco, LLC, Senior Notes, 7.875%, 02/15/2031 (f)	B3	1,103
530	EG Global Finance, Plc, Senior Notes, 12%, 11/30/2028 (f)	B3	560
405	GFL Environmental, Inc., Senior Notes, 6.75%, 01/15/2031 (f)	Ba3	415
1,070	GTCR W-2 Merger Sub, LLC, Senior Notes, 7.5%, 01/15/2031 (f)	Ba3	1,117
1,265	H&E Equipment Services, Senior Notes, 3.875%, 12/15/2028 (f)	B1	1,153
100	Itelyum Regeneration SpA, Senior Notes, 4.625%, 10/01/2026 (f)(EUR)	B2	106
170	Loxam S.A.S., CVT, 6.375%, 05/31/2029 (d)(f)(EUR)	NR	191
685	Presidio Holding, Inc., Senior Notes, 8.25%, 02/01/2028 (f)	Caa1	682
424	Prime Security Services Borrower, LLC, Senior Notes, 6.25%, 01/15/2028 (f)	B2	416
290	Ritchie Bros. Holdings, Inc., Senior Notes, 6.75%, 03/15/2028 (f)	Ba2	295
390	Ritchie Bros. Holdings, Inc., Senior Notes, 7.75%, 03/15/2031 (f)	B1	407
295	Sabre GLBL, Inc., Senior Notes, 11.25%, 12/15/2027 (f)	B3	275
1,460	TK Elevator U.S. Newco, Inc., Senior Notes, 5.25%, 07/15/2027 (f)	B2	1,405
1,125	TK Elevator U.S. Newco, Inc., Senior Notes, 6.625%, 07/15/2028 (EUR)	Caa1	1,175
2,990	UKG, Inc., Senior Notes, 6.875%, 02/01/2031 (f)	B2	3,034
775	United Rentals (North America), Inc., Senior Notes, 3.75%, 01/15/2032	Ba2	675
275	United Rentals (North America), Inc., Senior Notes, 6.125%, 03/15/2034 (f)	Ba2	275
363	Williams Scotsman, Inc., Senior Notes, 7.375%, 10/01/2031 (f)	B2	377
			17,670

SUPERMARKETS - 0.19%
100	Iceland Bondco Plc, Senior Notes, 4.625%, 03/15/2025 (GBP)	B3	125
100	Iceland Bondco Plc, Senior Notes, 10.875%, 12/15/2027 (f)(GBP)	B3	133
100	Iceland Bondco Plc, Senior Notes, 9.401%, 12/15/2027 (f)(EUR)	B3	109
			367

TRANSPORTATION - 0.40%
779	Watco Companies, LLC, Senior Notes, 6.5%, 06/15/2027 (f)	Caa1	767

UTILITIES - 7.66%
310	Calpine Corporation, Senior Notes, 4.5%, 02/15/2028 (f)	Ba2	294
950	Calpine Corporation, Senior Notes, 5.125%, 03/15/2028 (f)	B2	908
625	Calpine Corporation, Senior Notes, 5%, 02/01/2031 (f)	B2	573
548	HAT Holdings I, LLC, Senior Notes, 8%, 06/15/2027 (f)	Baa3	571
203	NRG Energy, Inc., Senior Notes, 10.25%, 12/31/2099 (b)(f)	Ba3	217
1,065	PG&E Corporation, Senior Notes, 5%, 07/01/2028	Ba3	1,028
1,300	PG&E Corporation, Senior Notes, 5.25%, 07/01/2030	Ba3	1,236
1,700	Talen Energy Supply, LLC, Senior Notes, 8.625%, 06/01/2030 (f)	Ba3	1,818
1,795	Terraform Global Operating, LLC, Senior Notes, 6.125%, 03/01/2026 (f)	Ba3	1,759
716	Terraform Power Operating, LLC, Senior Notes, 5%, 01/31/2028 (f)	Ba3	680
195	TransAlta Corporation, Senior Notes, 7.75%, 11/15/2029	Ba1	202
3,120	Vistra Corp., Senior Notes, 8%, 12/31/2099 (b)(f)	Ba3	3,166
2,124	Vistra Corp., Senior Notes, 7%, 12/31/2099 (b)(f)	Ba3	2,103
239	Vistra Corp., Senior Notes, 8.875%, 12/31/2099 (b)(d)(f)	NR	247
			14,802

WIRELESS COMMUNICATIONS - 0.14%
285	U.S. Cellular Corp., Senior Notes, 6.7%, 12/15/2033	Ba2	279

	Total Corporate Debt Securities
	(Total cost of $267,664)		260,190
BANK DEBT SECURITIES - 5.63% (c) (e)
AIRLINES - 0.27%
504	Mileage Plus Holdings, LLC, Senior Notes, 10.733%, 06/21/2027	Baa3	518

The New America High Income Fund, Inc.

Schedule of Investments - March 31, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(See Notes)
BANK DEBT SECURITIES - continued
CABLE OPERATORS - 0.22%
510	Radiate Holdco, LLC, Senior Notes, 8.695%, 09/25/2026	Caa1	426

CHEMICALS - 0.08%
147	PMHC II, Inc., Senior Notes, 9.304%, 04/23/2029	B3	146

FINANCIAL - 1.00%
1,920	Truist Insurance Holdings, LLC, Senior Notes, 10.069%, 03/08/2032	Caa2	1,930

SERVICES - 1.53%
1,130	Ascend Learning, LLC, Senior Notes, 11.18%, 12/10/2029	Caa2	1,110
1,808	Ultimate Software Group, Inc., Senior Notes, 10.68%, 05/03/2027	Caa1	1,821
			2,931

WIRELESS COMMUNICATIONS - 2.53%
3,664	Asurion, LLC, Senior Notes, 10.692%, 01/31/2028	B3	3,288
1,785	Asurion, LLC, Senior Notes, 10.692%, 01/20/2029	B3	1,590
			4,878

	Total Bank Debt Securities
	(Total cost of $11,179)		10,829

CONVERTIBLE BONDS - 0.16% (c) (e)
AUTOMOTIVE - 0.16%
375	Rivian Automotive, Inc., Senior Notes, 4.625%, 03/15/2029 (d)	NR	308
	Total Convertible Bonds
	(Total cost of $390)		308

		Value
Shares		(See Notes)
COMMON STOCK - 0.80% (c) (e)
HEALTHCARE - 0.61%
25,020	Avantor, Inc. (a)	640
2,163	Becton Dickinson and Company	535
		1,175

INFORMATION TECHNOLOGY - 0.19%
7,277	CIENA Corp. (a)	360
	Total Common Stock
	(Total cost of $1,460)	1,535

	TOTAL INVESTMENTS - 141.64% - (Total cost of $280,693)	272,862
	CASH AND OTHER ASSETS LESS LIABILITIES - (41.64%)	(80,222)

	NET ASSETS - 100.00%	$192,640

(a)	Non-income producing investment

(b)	Perpetual security with no stated maturity date

(c)	Percentages indicated are based on total net assets to common shareholders of $192,640.

(d)	Not rated.

(e)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with State Street Bank.

(f)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $216,972 as of March 31, 2024.

(g)	All or a portion of this security was on loan at March 31, 2024. The aggreagate value of securities on loan at March 31, 2024 was $2,147.

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2024 the Fund had forward currency exchange concracts outstanding as follows:

						Unrealized
	Settlement		Receive			Appreciation
Counterparty	Date		(Deliver)	Asset	Liability	(Depreciation)
HSBC Bank	5/2/2024	GBP	(372)	$470	$470	$-
HSBC Bank	4/3/2024	GBP	372	470	470	-
Royal Bank of Canada	5/2/2024	EUR	(3,054)	3,302	3,299	3
Royal Bank of Canada	4/3/2024	EUR	3,054	3,295	3,298	(3)
Royal Bank of Canada	4/3/2024	EUR	(3,054)	3,309	3,295	14
UBS AG	4/3/2024	GBP	(372)	471	470	1
Net unrealized gain on open forward currency exchange contracts						$15

The New America High Income Fund, Inc.

Notes to Schedule of Investments

March 31, 2024 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies".

Valuation of Investments—The Fund's Board of Directors has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. The Fund’s Board of Directors are the “valuation designee”, which performs fair valuations pursuant to Rule 2a-5. Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 "Fair Value Measurements and Disclosures". This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset and liability categories is as follows.

Debt securities (corporate, U.S. Treasury, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

The New America High Income Fund, Inc.

Notes to Financial Statements - Continued

March 31, 2024 (Unaudited)

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total Value
Investments	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Debt Securities*	$-	$271,327	$-	$271,327
Common Stock
Healthcare	1,175	-	-	1,175
Manufacturing	360	-	-	360
Total Investments	$1,535	$271,327	$-	$272,862

Forward Currency Exchange Contracts	$-	$15	$-	$15

*	Debt Securities - Type of debt and industries are shown on the Schedule of Investments.

~~The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs.~~

The Fund did not own any Level 3 securities at March 31, 2024.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Securities
(000's)
Balance, December 31, 2023	$991
Sales	(320)
Transfers out	(666)
Change in unrealized appreciation/(depreciation)	(5)
Balance, March 31, 2024	$-